Other receivables, prepayments and deposits	12 Months Ended
Dec. 31, 2025
Other receivables, prepayments and deposits
Other receivables, prepayments and deposits

Note 5 - Other receivables, prepayments and deposits

Other receivables, prepayments and deposits as of December 31, 2025 and 2024 consisted of the following:

	December 31,
	2025	2024

Utility deposits	$1,861	$19
Other receivables	94	225
Other prepayments	626	227
Deposit - acquisiton of an associate *	1,476	—
Other receivables, prepayments and deposits, net	$4,057	$471
*

On August 15, 2025, the Company’s subsidiary acquired a 49% equity interest in Blue Pool Ventures Limited (“Blue Pool”) for $1,476. On December 31, 2025, in order to facilitate regulatory approvals, the Company entered into a repurchase agreement with the seller. The transaction was accounted for as a financing arrangement. The Company received a promissory note for the full consideration of $1,476, which is recorded within Other Receivables on the Consolidated Balance Sheets. No gain or loss was recognized on the transaction. The agreement includes a contingent right of reacquisition. If the Company prevails in the appeal of the Hong Kong High Court case HCA938/2022 within three years, the shares may be transferred back to the Company at cost, and the note will be cancelled. Management does not anticipate a material impact on the Company’s financial position as a result of this contingency.

For the years ended December 31, 2025, 2024 and 2023, a provision of $99, $2 and $8 was charged to the consolidated statement of comprehensive loss, and no write-offs against provisions was made.